Related Party transactions - Transactions and Balances Amount Due to Related Parties (Details) - USD ($)		12 Months Ended
	Jul. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transaction with related parties
Repayment of advances to related parties		$ (10,593,662)	$ (2,474,371)	$ (1,033,740)
Proceeds of advances from related parties		9,436,151	8,964,847	15,304
Proceeds of borrowings from related parties		4,000,000	3,000,000	3,000,000
Reimbursement to related parties		331,956	201,907	180,152
Balance amount with related parties
Consideration outstanding on subscription fee for reorganization purpose			9,261,300
Payables due to shareholders for Reorganization purpose			(4,261,580)
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Transaction with related parties
Repayment of advances to related parties		(10,593,662)	(2,474,371)	(1,033,740)
Proceeds of advances from related parties		9,436,151	8,964,847	15,304
Balance amount with related parties
Payable due to related parties		(5,511,642)	(6,756,620)
Investor Subsidiary | Class A-2 (Round B) Preferred Shares
Transaction with related parties
Proceeds of borrowings from related parties		6,000,000	3,000,000	$ 3,000,000
Repayment of borrowings from related parties(iv)		(2,000,000)
Balance amount with related parties
Borrowings and interests due from related parties (iv)		$ (10,721,819)	(6,405,000)
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Transaction with related parties
Acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	$ (18,737,426)		(18,737,426)
Subscription fees from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			15,261,676
Balance amount with related parties
Consideration outstanding on subscription fee for reorganization purpose			9,261,300
Payables due to shareholders for Reorganization purpose			$ (4,261,580)